Fair Value of Financial Instruments (Tables)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Estimated carrying values and fair values of the Company's recorded financial instruments
The estimated carrying amounts and fair values of the Company’s recorded financial instruments not carried at fair market value are as follows:

	As of December 31, 2014		As of December 31, 2013
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(In millions)
Assets:
Notes receivable, including current portion — affiliate	$—	$—	$2	$2
Notes receivable, including current portion	21	21	27	27
Liabilities:
Long-term debt, including current portion	4,787	4,873	1,783	1,785

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following table presents assets and liabilities measured and recorded at fair value on the Company's consolidated balance sheets on a recurring basis and their level within the fair value hierarchy:

As of December 31, 2014
Fair Value (a)
(In millions)	Level 2
Derivative assets:
Commodity contracts	$—
Interest rate contracts	2
Total assets	$2
Derivative liabilities:
Commodity contracts	$3
Interest rate contracts	114
Total liabilities	$117

	As of December 31, 2013
	Fair Value (a)
(In millions)	Level 2	Level 3	Total
Derivative assets:
Commodity contracts	$1	$—	$1
Interest rate contracts	20	—	20
Total assets	21	—	21
Derivative liabilities:
Commodity contracts	1	1	2
Interest rate contracts	45	—	45
Total liabilities	$46	$1	$47

Reconciliation of beginning and ending balances for financial instruments that are recognized at fair value in the consolidated financial statements at least annually using significant unobservable inputs
The following table reconciles, for the year ended December 31, 2014, the beginning and ending balances for derivative instruments that are recognized at fair value in the consolidated financial statements, at least annually, using significant unobservable inputs:

Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
(In millions)	Year ended December 31, 2014
Derivatives
Beginning balance	$(1)
Total gains and losses (realized/unrealized) included in earnings	1
Ending balance as of December 31, 2014	$—